PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		$ 19,723,058	$ 20,909,508
Accumulated depreciation		(8,992,789)	(7,989,890)
Net Book Value		10,730,269	12,919,618
Property, plant and equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		14,108,692	15,215,955
Accumulated depreciation		(5,784,742)	(5,166,035)
Net Book Value		8,323,950	10,049,920
Right of use [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		5,614,366	5,693,553
Accumulated depreciation		(3,208,047)	(2,823,855)
Net Book Value		2,406,319	2,869,698
Construction in progress [Member] | Property, plant and equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value	[1]	377,961	372,589
Accumulated depreciation	[1]
Net Book Value	[1]	377,961	372,589
Land [member] | Property, plant and equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		42,979	48,406
Accumulated depreciation
Net Book Value		42,979	48,406
Buildings [Member] | Property, plant and equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		123,836	133,488
Accumulated depreciation		(58,629)	(58,626)
Net Book Value		65,207	74,862
Plant and equipment [Member] | Property, plant and equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		12,983,173	13,993,044
Accumulated depreciation		(5,292,429)	(4,630,001)
Net Book Value		7,690,744	9,363,043
Own aircraft [Member] | Property, plant and equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value	[2],[3]	12,375,500	13,268,562
Accumulated depreciation	[2],[3]	(5,088,297)	(4,421,211)
Net Book Value	[2],[3]	7,287,203	8,847,351
Other [Member] | Property, plant and equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value	[4]	607,673	724,482
Accumulated depreciation	[4]	(204,132)	(208,790)
Net Book Value	[4]	403,541	515,692
Machinery [Member] | Property, plant and equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		27,402	33,658
Accumulated depreciation		(23,986)	(28,441)
Net Book Value		3,416	5,217
Information technology equipment [Member] | Property, plant and equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		147,754	161,992
Accumulated depreciation		(132,923)	(141,216)
Net Book Value		14,831	20,776
Fixed installations and accessories [Member] | Property, plant and equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		154,414	171,469
Accumulated depreciation		(105,215)	(111,635)
Net Book Value		49,199	59,834
Motor vehicles [Member] | Property, plant and equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		49,345	67,060
Accumulated depreciation		(44,140)	(60,327)
Net Book Value		5,205	6,733
Leasehold improvements [Member] | Property, plant and equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		201,828	234,249
Accumulated depreciation		(127,420)	(135,789)
Net Book Value		74,408	98,460
Aircraft [Member] | Right of use [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		5,369,519	5,438,404
Accumulated depreciation		(3,031,477)	(2,669,864)
Net Book Value		2,338,042	2,768,540
Other assets [Member] | Right of use [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		244,847	255,149
Accumulated depreciation		(176,570)	(153,991)
Net Book Value		$ 68,277	$ 101,158

[1]	As of December 31, 2020, includes advances paid to aircraft manufacturers for ThUS$ 360,387 (ThUS$ 348,148 as of December 31, 2019)
[2]	As of December 31, 2020, due to the process of Chapter 11, 29 aircraft lease contract were rejected, 19 were presented as to Property, plant and equipment, (2 A350, 11 A321, 1 A320, 1 A320N and 4 B787) and 10 were presented as to right of use assets, (1 A319, 7 A320 and 2 B767).
[3]	As of December 31, 2020, eleven B767 aircraft were classified as non-current assets or groups of assets for disposal as held for sale.
[4]	Consider mainly rotables and tools.